Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value adjustment	$ 194,600	$ 48,000
Senior Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Face Amount	800,000
Senior Notes [Member] | Forecast [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Long Term Debt Fair Value			$ 841,300
IRLCs
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net change in unrealized gain	$ 42,800	$ 30